SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Salaries and fees to officers	$ 2,772	$ 795	$ 3,377		$ 1,522		$ 3,758	$ 5,576
Share based compensation to employees and directors			1				1	23
Research and development expenses	9	6	29		19		369	1,938
Selling and marketing expenses	49	$ 57	95		114		238	272
Related Party [Member]
Related Party Transaction [Line Items]
Share based compensation to employees and directors			533
Related Parties and Officers [Member]
Related Party Transaction [Line Items]
Other accounts payables	$ 134		134				89	139
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Total General and administrative expenses			923	[1]	407	[1]	1,130	1,871
Share based compensation to employees and directors			74				349	988
General and Administrative Expense [Member] | Directors Compensation [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers			202		170		535	716
General and Administrative Expense [Member] | Salaries And Fees To Officers [Member]
Related Party Transaction [Line Items]
Salaries and fees to officers			$ 721		$ 237		595	1,155
Research and Development Expense [Member] | Salaries And Fees To Officers [Member]
Related Party Transaction [Line Items]
Research and development expenses								33
Selling and Marketing Expense [Member] | Salaries And Fees To Officers [Member]
Related Party Transaction [Line Items]
Selling and marketing expenses								$ 33

[1]	of which share based compensation